Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	BLACK DIAMOND THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39200
Entity Tax Identification Number	81-4254660
Entity Address, Address Line One	245 First Street, 18th Floor
Entity Address, City or Town	Cambridge,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	252-0848
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	BDTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001701541
Amendment Flag	false